UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tom Glaser
Title:  CFO
Phone:  415-874-4803

Signature,  Place,  and  Date  of  Signing:

/s/ Tom Glaser                     San Francisco, CA                  8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

NONE
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      113,221
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

      NONE
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
ALCON INC                    COM            H01301102   11,280    76,117 SH       SOLE                   0      0    76,117
ALEXION PHARMACEUTICALS INC  COM            015351109    5,279   103,124 SH       SOLE                   0      0   103,124
ANTHERA PHARMACEUTICALS INC  COM            03674U102      430    80,214 SH       SOLE                   0      0    80,214
ARTHROCARE CORP              COM            043136100   10,316   336,581 SH       SOLE                   0      0   336,581
ARYX THERAPEUTICS INC        COM            043387109      130   309,866 SH       SOLE                   0      0   309,866
AUXILIUM PHARMACEUTICALS INC COM            05334D107    1,763    75,000 SH       SOLE                   0      0    75,000
BIOSPECIFICS TECHNOLOGIES    COM            090931106    6,755   339,813 SH       SOLE                   0      0   339,813
CIGNA CORP                   COM            125509109    2,527    81,351 SH       SOLE                   0      0    81,351
CONMED CORP                  COM            207410101    5,584   299,734 SH       SOLE                   0      0   299,734
CVS CAREMARK CORP            COM            126650100    4,175   142,405 SH       SOLE                   0      0   142,405
DENDREON CORP                COM            24823Q107    3,259   100,800 SH       SOLE                   0      0   100,800
EXPRESS SCRIPTS INC          COM            302182100    2,451    52,118 SH       SOLE                   0      0    52,118
GILEAD SCIENCES INC          COM            375558103    3,936   114,827 SH       SOLE                   0      0   114,827
GENOMIC HEALTH INC           COM            37244C101    3,049   235,797 SH       SOLE                   0      0   235,797
HUMAN GENOME SCIENCES INC    COM            444903108    6,143   271,098 SH       SOLE                   0      0   271,098
INVERNESS MEDICAL INNOVATION COM            46126P106    6,073   227,787 SH       SOLE                   0      0   227,787
MAP PHARMACEUTICALS INC      COM            56509R108    2,620   200,164 SH       SOLE                   0      0   200,164
PFIZER INC                   COM            717081103    8,949   627,550 SH       SOLE                   0      0   627,550
QUESTCOR PHARMACEUTICALS     COM            74835Y101      827    80,953 SH       SOLE                   0      0    80,953
RAPTOR PHARMACEUTICAL CORP   COM            75382F106    3,837 1,395,318 SH       SOLE                   0      0 1,395,318
SAVIENT PHARMACEUTICALS INC  COM            80517Q100    5,700   452,398 SH       SOLE                   0      0   452,398
UNITEDHEALTH GROUP INC       COM            91324P102    2,369    83,423 SH       SOLE                   0      0    83,423
PHARMASSET INC               COM            71715N106    4,026   147,274 SH       SOLE                   0      0   147,274
WELLPOINT INC                COM            94973V107    2,910    59,482 SH       SOLE                   0      0    59,482
WUXI PHARMATECH INC-ADR      SPONS ADR SHS  929352102    8,833   553,475 SH       SOLE                   0      0   553,475


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